Consolidated statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of other comprehensive income
Net revenue	R$ 1,444,380	R$ 956,519	R$ 677,133
Costs of services provided	(935,732)	(600,866)	(448,979)
Gross profit	508,648	355,653	228,154
Selling expenses	(89,654)	(65,093)	(44,802)
General and administrative expenses	(151,681)	(81,161)	(81,197)
Research and technological innovation expenses	(4)	(3,462)	(12,093)
Impairment loss on trade receivables and contract assets	(497)	(196)	(1,091)
Other income (expenses) net	(22,206)	2,503	2,728
Operating expenses	(264,042)	(147,409)	(136,455)
Operating profit before financial income and tax	244,606	208,244	91,699
Finance income	69,816	47,808	23,944
Finance cost	(104,048)	(63,261)	(29,855)
Net finance costs	(34,232)	(15,453)	(5,911)
Profit before income tax	210,374	192,791	85,788
Income tax expense
Current	(95,375)	(66,912)	(39,457)
Deferred	10,958	1,775	10,238
Net profit for the year	125,957	127,654	56,569
Income attributable to:
Controlling shareholders	125,957	127,654	56,534
Non-controlling interest	0	0	35
Net profit for the year	R$ 125,957	R$ 127,654	R$ 56,569
Earnings per share
Earnings per share – basic (in R$)	R$ 1.03	R$ 1.06	R$ 0.46
Earnings per share – diluted (in R$)	R$ 1.01	R$ 1.04	R$ 0.46